Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.43%
Alabama: 0.85%
Utilities revenue: 0.85%
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$750,000	$795,031
Guam: 1.93%
Airport revenue: 0.84%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	200,000	215,949
Port Authority of Guam Series B AMT	5.00	7-1-2032	550,000	568,596
				784,545
Miscellaneous revenue: 1.09%
Territory of Guam Series F	4.00	1-1-2042	500,000	464,434
Territory of Guam Series G	5.00	1-1-2035	500,000	548,448
				1,012,882
				1,797,427
Illinois: 0.53%
Airport revenue: 0.53%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2030	450,000	494,257
Pennsylvania: 94.53%
Airport revenue: 1.61%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2051	1,500,000	1,501,056
Education revenue: 20.77%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	940,801
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	500,000	505,858
Chester County IDA Avon Grove Charter School Series A	5.00	12-15-2047	1,160,000	1,106,623
Chester County IDA Collegium Charter School Series A	5.13	10-15-2037	1,000,000	969,751
Cumberland County Municipal Authority Dickinson College	5.00	5-1-2032	940,000	950,441
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2032	330,000	337,455
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2033	315,000	319,932
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2034	550,000	555,198
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	675,000	680,346
Lehigh County IDA Seven Generations Charter School Series A	4.00	5-1-2051	750,000	569,069
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2041	450,000	403,149
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2046	225,000	195,558
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2051	825,000	690,132
Northampton County General Purpose Authority Lehigh University Series B (TD Bank N.A. SPA)ø	2.90	11-15-2039	1,700,000	1,700,000
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series B	5.25	3-1-2037	1,000,000	1,001,624
Pennsylvania EDFA Villanova University	5.00	8-1-2049	1,500,000	1,568,994
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2031	1,000,000	1,066,422
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00%	11-1-2026	$500,000	$507,583
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2027	300,000	307,495
Pennsylvania State University	5.00	9-1-2042	865,000	920,819
Philadelphia IDA Green Woods Charter School Series A	5.00	6-15-2032	235,000	243,127
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	250,000	237,228
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2029	220,000	225,807
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2030	145,000	148,440
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	500,000	485,071
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.50	5-1-2031	1,285,000	1,287,844
Swarthmore Borough Authority	5.00	9-15-2041	350,000	375,173
Tender Option Bond Trust Receipts/Certificates Series 2024-XL0539 (Morgan Stanley Bank LIQ)144Aø	2.92	8-1-2054	1,000,000	1,000,000
				19,299,940
GO revenue: 16.59%
Allentown City School District (AG Insured)	5.00	6-1-2049	300,000	311,400
Blue Mountain School District Series B (AG Insured)	4.00	8-1-2036	350,000	354,112
City of Oil City Series A (AG Insured)	4.00	12-1-2039	315,000	313,098
City of Oil City Series A (AG Insured)	4.00	12-1-2040	250,000	250,247
City of Oil City Series A (AG Insured)	4.00	12-1-2041	250,000	248,674
City of Oil City Series A (AG Insured)	4.00	12-1-2042	200,000	196,232
City of Pittsburgh	5.00	9-1-2043	600,000	623,511
City of Pittsburgh	5.00	9-1-2044	400,000	419,083
Coatesville School District Series C CAB (BAM Insured)¤	0.00	10-1-2033	1,000,000	731,099
Conestoga Valley School District Series A	4.00	2-1-2043	500,000	485,022
Highlands School District (AG Insured)	5.00	4-15-2035	295,000	319,849
Interboro School District (AG Insured)	5.50	8-15-2063	1,500,000	1,593,139
Mechanicsburg Area School District (AG Insured)	5.00	5-15-2051	1,100,000	1,128,092
Montour School District Series B (AG Insured)	5.00	4-1-2032	1,000,000	1,001,558
Penn Delco School District	4.00	6-1-2045	1,000,000	957,715
Pequea Valley School District	4.00	5-15-2049	750,000	694,433
School District of Philadelphia Series B	5.00	9-1-2043	1,235,000	1,259,317
School District of Philadelphia Series B	5.00	9-1-2048	1,000,000	1,023,001
State College Area School District	5.00	3-15-2040	1,500,000	1,500,257
West Shore School District	5.00	11-15-2048	1,500,000	1,511,475
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2027	100,000	102,935
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2029	50,000	53,323
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2030	70,000	75,517
Wyalusing Area School District	5.00	4-1-2040	100,000	107,972
Wyalusing Area School District	5.00	4-1-2045	145,000	150,205
				15,411,266
Health revenue: 27.05%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	4.00	4-1-2044	1,810,000	1,632,841
See accompanying notes to portfolio of investments
2 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.59%	11-15-2047	$1,000,000	$991,580
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2050	400,000	339,171
County of Lehigh Valley Health Network Obligated Group Series A	4.00	7-1-2049	1,105,000	956,188
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2028	805,000	805,471
Dauphin County General Authority UPMC Obligated Group Series A	5.00	6-1-2035	1,000,000	1,009,235
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2049	250,000	254,468
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2028	450,000	450,593
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2029	375,000	375,487
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2050	1,000,000	885,992
Geisinger Authority Kaiser Obligated Group Series A	5.00	6-1-2041	1,000,000	1,000,321
Geisinger Authority Kaiser Obligated Group Series A-1	5.00	2-15-2045	1,000,000	1,007,493
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series E (U.S. Bank N.A. SPA)ø	3.50	6-1-2035	1,000,000	1,000,000
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AG Insured)	5.00	7-1-2037	1,000,000	1,076,493
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	2,125,000	2,095,396
Lancaster County Hospital Authority St. Anne’s Retirement Community Obligated Group	5.00	3-1-2045	500,000	423,601
Lancaster IDA Willow Valley Communities Obligated Group	5.00	12-1-2044	895,000	871,839
Lancaster Municipal Authority Garden Spot Village Obligated Group Series B	5.00	5-1-2054	400,000	385,600
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2047	575,000	580,740
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	1,000,000	1,007,899
Montgomery County IDA ACTS Retirement-Life Communities, Inc. Obligated Group Series C	5.00	11-15-2045	1,000,000	992,891
Montgomery County IDA Waverly Heights Ltd. Obligated Group	5.00	12-1-2044	1,000,000	990,859
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	497,411
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2037	700,000	686,237
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	1,000,000	1,014,745
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.85	1-1-2038	700,000	700,000
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-2 (JPMorgan Chase Bank N.A. SPA)ø	3.70	7-1-2054	1,800,000	1,800,000
Philadelphia IDA Greater Delaware Valley Society of Transplant Surgeons (TD Bank N.A. LOC)ø	2.95	12-1-2034	155,000	155,000
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2041	370,000	328,067
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2046	525,000	433,251
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	400,000	379,516
				25,128,385
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 6.85%
Chester County IDA University Student Housing LLC Series A	5.00%	8-1-2030	$415,000	$415,185
Delaware County Vocational & Technical School Authority Delaware County Intermediate Unit (BAM Insured)	5.50	11-1-2050	1,000,000	1,053,506
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	750,000	775,731
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	989,787
Pennsylvania Housing Finance Agency Darby Housing LP (FNMA Insured)	4.90	6-1-2041	1,000,000	1,037,217
Pennsylvania Housing Finance Agency Series 145A	4.80	10-1-2051	645,000	647,363
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	540,000	566,458
State Public School Building Authority Chester Upland School District Series C (AG Insured)	5.00	9-15-2026	875,000	876,324
				6,361,571
Miscellaneous revenue: 5.20%
Chester County IDA Longwood Gardens, Inc.	4.00	12-1-2046	1,595,000	1,487,865
Delaware County Authority Neumann University	5.00	10-1-2031	1,500,000	1,500,598
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2030	1,000,000	1,029,913
Philadelphia IDA Series A	5.00	2-15-2038	785,000	811,155
				4,829,531
Resource recovery revenue: 0.55%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	500,000	512,082
Tax revenue: 0.55%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	500,000	511,557
Transportation revenue: 2.92%
Delaware River Joint Toll Bridge Commission	5.00	7-1-2042	580,000	589,192
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2048	1,000,000	1,009,153
Pennsylvania Turnpike Commission Series A	4.00	12-1-2043	810,000	764,721
Pennsylvania Turnpike Commission Series A	5.25	12-1-2053	330,000	345,883
				2,708,949
Utilities revenue: 2.18%
Philadelphia Gas Works Co. Series 15th	5.00	8-1-2047	1,000,000	1,005,210
Philadelphia Gas Works Co. Series A (AG Insured)	5.00	8-1-2050	1,000,000	1,017,993
				2,023,203
Water & sewer revenue: 10.26%
Allegheny County Sanitary Authority	5.25	12-1-2055	500,000	521,556
Bucks County Water & Sewer Authority Series A (AG Insured)	5.25	12-1-2047	2,175,000	2,301,479
Capital Region Water Sewer Revenue	5.00	7-15-2037	1,000,000	1,020,586
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	555,000	582,602
Erie Sewer Authority (BAM Insured)%%	5.00	12-1-2046	850,000	869,348
Lehigh County Authority City Division Fund CAB¤	0.00	12-1-2030	2,000,000	1,709,188
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	500,000	461,800
See accompanying notes to portfolio of investments
4 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Pittsburgh Water & Sewer Authority Series A (AG Insured)	5.00%	9-1-2048	$1,000,000	$1,035,840
Pittsburgh Water & Sewer Authority Series A (AG Insured)	5.00	9-1-2055	1,000,000	1,028,515
				9,530,914
				87,818,454
South Carolina: 0.59%
Utilities revenue: 0.59%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	500,000	544,738
Total municipal obligations (Cost $94,252,696)				91,449,907

		Yield	Shares
Short-term investments: 1.33%
Investment companies: 1.33%
Allspring Government Money Market Fund Select Class♠∞##		4.07	1,232,311	1,232,311
Total short-term investments (Cost $1,232,311)				1,232,311
Total investments in securities (Cost $95,485,007)	99.76%			92,682,218
Other assets and liabilities, net	0.24			221,070
Total net assets	100.00%			$92,903,288

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FNMA	Federal National Mortgage Association
GO	General obligation
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,285,806	$9,212,372	$(9,265,867)	$0	$0	$1,232,311	1,232,311	$7,692
See accompanying notes to portfolio of investments
6 | Allspring Pennsylvania Tax-Free Fund

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$91,449,907	$0	$91,449,907
Short-term investments
Investment companies	1,232,311	0	0	1,232,311
Total assets	$1,232,311	$91,449,907	$0	$92,682,218
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Pennsylvania Tax-Free Fund | 7